Condensed Consolidated Interim Statements of Cash Flows - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Profit before income taxes	¥ 845,238	¥ 658,707
Depreciation, amortization and impairment losses excluding equipment on operating leases	457,989	444,545
Share of profit of investments accounted for using the equity method	(157,034)	(204,570)
Finance income and finance costs, net	(42,769)	52,741
Interest income and interest costs from financial services, net	(119,818)	(99,425)
Changes in assets and liabilities
Trade receivables	100,704	6,927
Inventories	(200,804)	88,067
Trade payables	(58,880)	78,928
Accrued expenses	(136,753)	(72,394)
Provisions and retirement benefit liabilities	(131,115)	86,077
Receivables from financial services	321,333	(11,553)
Equipment on operating leases	620	(118,989)
Other assets and liabilities	(35,454)	(151,391)
Other, net	(7,053)	(608)
Dividends received	110,049	119,642
Interest received	179,173	177,097
Interest paid	(69,296)	(83,502)
Income taxes paid, net of refunds	(108,326)	(144,107)
Net cash provided by operating activities	947,804	826,192
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(198,762)	(227,151)
Payments for additions to and internally developed intangible assets	(126,575)	(165,830)
Proceeds from sales of property, plant and equipment and intangible assets	16,057	4,680
Payments for acquisitions of subsidiaries, net of cash and cash equivalents acquired		2,230
Payments for acquisitions of investments accounted for using the equity method		(110,747)
Proceeds from sales of investments accounted for using the equity method		10,376
Payments for acquisitions of other financial assets	(409,524)	(311,873)
Proceeds from sales and redemptions of other financial assets	337,025	134,639
Net cash used in investing activities	(381,779)	(663,676)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	5,863,983	6,992,681
Repayments of short-term financing liabilities	(6,106,635)	(6,781,179)
Proceeds from long-term financing liabilities	1,229,804	1,356,619
Repayments of long-term financing liabilities	(1,328,446)	(1,304,276)
Dividends paid to owners of the parent	(188,402)	(100,181)
Dividends paid to non-controlling interests	(41,722)	(34,134)
Purchases and sales of treasury stock, net	(62,314)	120
Repayments of lease liabilities	(58,406)	(47,584)
Other, net		(555)
Net cash provided by (used in) financing activities	(692,138)	81,511
Effect of exchange rate changes on cash and cash equivalents	58,544	(43,091)
Net change in cash and cash equivalents	(67,569)	200,936
Cash and cash equivalents at beginning of year	2,758,020	2,672,353
Cash and cash equivalents at end of period	¥ 2,690,451	¥ 2,873,289